Income tax - Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Current tax (expense) / benefit	$ (31)	$ (381)	$ (204)	$ (1,729)
Deferred tax (expense) / benefit	507	550	(342)	1,799
Total Income tax (expense) / benefit	$ 476	$ 169	$ (546)	$ 70